Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Combination Assets Acquired and Liability Assumed

The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of November 30, 2017
US$
Total cash consideration	$1,836,491

Cash and cash equivalents	$314,060
Other current assets	83,777
Property and equipment	24,400
Other non-current assets	95,339
Identifiable intangible assets acquired	1,435,371
Goodwill	752,345
Liability assumed	(868,801)

Total	$1,836,491